Schedule of Nonvested Share Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013
Commitments Schedule Of Nonvested Share Activity 1		$ 1,445,000
Commitments Schedule Of Nonvested Share Activity 2		3.33
Commitments Schedule Of Nonvested Share Activity 3		2.17
Commitments Schedule Of Nonvested Share Activity 4		500,000
Commitments Schedule Of Nonvested Share Activity 5		1.50
Commitments Schedule Of Nonvested Share Activity 6		0.72
Commitments Schedule Of Nonvested Share Activity 7		(900,000)
Commitments Schedule Of Nonvested Share Activity 8		2.74
Commitments Schedule Of Nonvested Share Activity 9		1.60
Commitments Schedule Of Nonvested Share Activity 10		(175,000)
Commitments Schedule Of Nonvested Share Activity 11		3.71
Commitments Schedule Of Nonvested Share Activity 12		2.70
Commitments Schedule Of Nonvested Share Activity 13		870,000
Commitments Schedule Of Nonvested Share Activity 14		2.81
Commitments Schedule Of Nonvested Share Activity 15		1.82
Commitments Schedule Of Nonvested Share Activity 16		2,000,000
Commitments Schedule Of Nonvested Share Activity 17		0.40
Commitments Schedule Of Nonvested Share Activity 18		0.50
Commitments Schedule Of Nonvested Share Activity 19		(100,000)
Commitments Schedule Of Nonvested Share Activity 20		3.86
Commitments Schedule Of Nonvested Share Activity 21		2.49
Commitments Schedule Of Nonvested Share Activity 22		(2,000,000)
Commitments Schedule Of Nonvested Share Activity 23		0.40
Commitments Schedule Of Nonvested Share Activity 24		0.50
Commitments Schedule Of Nonvested Share Activity 25		770,000
Commitments Schedule Of Nonvested Share Activity 26		2.68
Commitments Schedule Of Nonvested Share Activity 27		1.74
Commitments Schedule Of Nonvested Share Activity 1	870,000
Commitments Schedule Of Nonvested Share Activity 2	2.81
Commitments Schedule Of Nonvested Share Activity 3	1.82
Commitments Schedule Of Nonvested Share Activity 4	2,000,000
Commitments Schedule Of Nonvested Share Activity 5	0.40
Commitments Schedule Of Nonvested Share Activity 6	0.50
Commitments Schedule Of Nonvested Share Activity 7	(100,000)
Commitments Schedule Of Nonvested Share Activity 8	3.86
Commitments Schedule Of Nonvested Share Activity 9	2.49
Commitments Schedule Of Nonvested Share Activity 10	(2,000,000)
Commitments Schedule Of Nonvested Share Activity 11	0.40
Commitments Schedule Of Nonvested Share Activity 12	0.50
Commitments Schedule Of Nonvested Share Activity 13	770,000
Commitments Schedule Of Nonvested Share Activity 14	2.68
Commitments Schedule Of Nonvested Share Activity 15	1.74
Commitments Schedule Of Nonvested Share Activity 16	(500,000)
Commitments Schedule Of Nonvested Share Activity 17	2.50
Commitments Schedule Of Nonvested Share Activity 18	1.48
Commitments Schedule Of Nonvested Share Activity 19	$ 270,000
Commitments Schedule Of Nonvested Share Activity 20	3.00
Commitments Schedule Of Nonvested Share Activity 21	2.21